Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Site infra-structure and equipment	Construction in progress	Warehouse & office equipment & furniture	Right- of-use assets	Total
Cost
As at December 31, 2023	$2,844	$–	$648	$526	$4,018
Additions	292	1,890	225	549	2,956
Transfers	655	(655)	–	–	–
Disposals	(23)	–	–	(73)	(96)
As at December 31, 2024	$3,768	$1,235	$873	$1,002	$6,878
Additions	429	1,689	162	317	2,597
Transfers	2,434	(2,434)	–	–	–
Disposals	–	–	–	(119)	(119)
As at December 31, 2025	$6,631	$490	$1,035	$1,200	$9,356

Accumulated amortization
As at December 31, 2023	$1,274	$–	$431	$381	$2,086
Amortization	585	–	187	240	1,012
Disposals	(17)	–	–	(69)	(86)
As at December 31, 2024	$1,842	$–	$618	$552	$3,012
Amortization	1,049	–	143	238	1,430
Disposals	–	–	–	(50)	(50)
As at December 31, 2025	$2,891	$–	$761	$740	$4,392

Net book value
As at December 31, 2024	$1,926	$1,235	$255	$450	$3,866
As at December 31, 2025	$3,740	$490	$274	$460	$4,964